Expense Example - BlackRock International V.I. Fund - Class I Shares	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	$ 1,348